Financial instruments	9 Months Ended
Sep. 30, 2018
Financial instruments
Financial instruments

7. Financial instruments

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
9/30/2018	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Non-current assets
Derivative financial instruments	263	--	--	--	263	--	263	--	263
Equity securities	--	5	--	--	5	--	--	5	5

Current assets
Bond funds	--	9,934	--	--	9,934	9,934	--	--	9,934

Financial assets not measured at fair value
Current assets
Cash and cash equivalents	--	--	3,101	--	3,101	3,101	--	--	3,101
Trade and other receivables	--	--	4,727	--	4,727	--	--	--	--

Financial liabilities not measured at fair value
Non-current liabilities
Long-term debt	--	--	--	16,255	16,255	--	15,082	--	15,082
Finance lease obligation	--	--	--	79	79	--	76	--	76

Current liabilities
Bank overdraft	--	--	--	--	--	--	--	--	--
Long-term debt	--	--	--	810	810	--	803	--	803
Finance lease obligation	--	--	--	130	130	--	128	--	128
Trade payables	--	--	--	3,250	3,250	--	--	--	--

	A financial
	asset or
	financial
	liability
	at fair value				Financial
	through	Held-to-	Available-		liabilities
	profit	maturity	for‑sale	Loans and	measured at
12/31/2017	or loss	investments	investments	receivables	amortized cost	Fair Value	Level
Assets

Non-current assets
Equity securities	--	--	5	--	--	5	Level 3
Derivative financial instruments	352	--	--	--	--	352	Level 2
Current assets
Bond funds	--	--	14,044	--	--	14,044	Level 1
Cash and cash equivalents	--	--	--	7,569	--	7,569	Level 1

Liabilities

Non-current liabilities
Long-term debt	--	--	--	--	16,242	15,119	Level 2
Finance lease obligation	--	--	--	--	171	163	Level 2
Current liabilities
Bank overdraft	--	--	--	--	58	58
Long-term debt	--	--	--	--	796	787	Level 2
Finance lease obligation	--	--	--	--	308	310	Level 2

The fair value of the Company’s investments in the bond funds was determined based on the unit prices quoted by the fund management company.

The fair value of long-term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves. The fair value of finance lease obligations was determined using discounted cash flow models on market interest rates available to the Company for similar transactions at the relevant date.

Due to their short maturity and the current low level of interest rates, the carrying amounts of credit lines and bank overdrafts approximate fair value.